UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate

Bond Portfolio

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 36.8%
Industrial - 21.3%
Basic - 4.2%
Alcoa, Inc.
6.75%, 7/15/18	$553	$519,788
ArcelorMittal
6.125%, 6/01/18	1,470	1,419,797
6.50%, 4/15/14	150	147,844
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	1,116	1,266,683
The Dow Chemical Co.
7.375%, 11/01/29	15	14,546
7.60%, 5/15/14	762	828,004
8.55%, 5/15/19	2,044	2,242,462
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	724	800,152
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	630	666,225
8.375%, 4/01/17	725	768,500
Inco Ltd.
7.75%, 5/15/12	2,490	2,705,397
International Paper Co.
5.30%, 4/01/15	235	225,917
7.40%, 6/15/14	1,420	1,517,378
7.95%, 6/15/18	830	884,123
Packaging Corp. of America
5.75%, 8/01/13	5,181	5,250,809
PPG Industries, Inc.
5.75%, 3/15/13	1,125	1,184,436
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	1,385	1,453,728
Weyerhaeuser Co.
6.75%, 3/15/12	1,300	1,329,364

		23,225,153

Capital Goods - 1.4%
Boeing Capital Corp.
6.50%, 2/15/12	2,555	2,801,866

Boeing Co.
6.00%, 3/15/19	1,225	1,341,985
John Deere Capital Corp.
5.25%, 10/01/12	1,250	1,336,574
Lafarge SA
6.15%, 7/15/11	784	808,112
Tyco International Finance SA
6.00%, 11/15/13	195	209,001
8.50%, 1/15/19	515	596,651
United Technologies Corp.
4.875%, 5/01/15	747	794,954

		7,889,143

Communications - Media - 1.3%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	270	274,545
CBS Corp.
8.875%, 5/15/19	1,305	1,358,712
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	174	218,683
Comcast Corp.
5.50%, 3/15/11	313	329,106
News America , Inc.
6.55%, 3/15/33	142	144,150
News America Holdings, Inc.
9.25%, 2/01/13	310	361,652
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	530	639,827
RR Donnelley & Sons Co.
4.95%, 4/01/14	85	77,508
11.25%, 2/01/19	740	814,923
Time Warner Cable, Inc.
7.50%, 4/01/14	1,055	1,202,713
Time Warner Entertainment Co.
8.375%, 3/15/23	325	378,880
WPP Finance UK
5.875%, 6/15/14	149	143,605
8.00%, 9/15/14	1,320	1,407,218

		7,351,522

Communications - Telecommunications - 3.8%
AT&T Corp.
8.00%, 11/15/31	80	99,304
British Telecommunications PLC
5.15%, 1/15/13	770	792,984
9.125%, 12/15/10	524	563,322
Embarq Corp.
6.738%, 6/01/13	1,140	1,197,581
7.082%, 6/01/16	2,505	2,618,877

New Cingular Wireless Services, Inc.
7.875%, 3/01/11	225	243,784
8.125%, 5/01/12	4,295	4,875,641
8.75%, 3/01/31	126	164,510
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,450	1,412,329
Qwest Corp.
7.50%, 10/01/14	1,085	1,082,287
7.875%, 9/01/11	285	290,700
8.875%, 3/15/12	1,110	1,151,625
Telecom Italia Capital SA
4.00%, 1/15/10	575	579,086
6.175%, 6/18/14	1,150	1,235,451
6.375%, 11/15/33	110	107,427
US Cellular Corp.
6.70%, 12/15/33	1,560	1,584,689
Verizon Communications, Inc.
4.90%, 9/15/15	180	186,712
5.25%, 4/15/13	815	873,947
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	220	233,234
Vodafone Group PLC
5.50%, 6/15/11	295	312,487
7.75%, 2/15/10	1,410	1,454,019

		21,059,996

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
4.875%, 6/15/10	137	138,400
5.75%, 9/08/11	455	469,141

		607,541

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
6.875%, 5/01/12	975	1,064,215
7.625%, 4/15/31	1,285	1,393,711
The Walt Disney Co.
5.50%, 3/15/19	1,015	1,097,555

		3,555,481

Consumer Cyclical - Other - 0.5%
Marriott International, Inc.
Series J
5.625%, 2/15/13	1,370	1,369,397
MDC Holdings, Inc.
5.50%, 5/15/13	1,155	1,131,087
Toll Brothers Finance Corp.
5.15%, 5/15/15	35	31,493

6.875%, 11/15/12	120	120,214

		2,652,191

Consumer Cyclical - Retailers - 0.7%
Lowe’s Cos, Inc.
5.00%, 10/15/15	2,775	2,972,280
Wal-Mart Stores, Inc.
4.25%, 4/15/13	640	668,617

		3,640,897

Consumer Non-Cyclical - 5.6%
Altria Group, Inc.
9.70%, 11/10/18	765	930,249
Avon Products, Inc.
6.50%, 3/01/19	1,235	1,359,695
Baxter FinCo BV
4.75%, 10/15/10	1,285	1,337,680
Bottling Group LLC
6.95%, 3/15/14	1,085	1,260,116
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	130	122,069
5.875%, 5/15/13	965	977,042
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	310	306,728
Campbell Soup Co.
6.75%, 2/15/11	1,030	1,111,113
The Coca-Cola Co.
5.35%, 11/15/17	1,165	1,266,272
ConAgra Foods, Inc.
5.819%, 6/15/17	2,005	2,123,086
7.875%, 9/15/10	13	13,876
Diageo Capital PLC
7.375%, 1/15/14	1,100	1,263,610
Fisher Scientific International, Inc.
6.125%, 7/01/15	36	36,720
6.75%, 8/15/14	53	54,566
Fortune Brands, Inc.
4.875%, 12/01/13	667	650,855
Johnson & Johnson
5.55%, 8/15/17	1,125	1,255,984
Kraft Foods, Inc.
6.25%, 6/01/12	2,340	2,543,229
The Kroger Co.
6.80%, 12/15/18	487	549,913
Pepsico, Inc.
4.65%, 2/15/13	1,170	1,235,615
Pfizer, Inc.
5.35%, 3/15/15	1,235	1,366,847

The Procter & Gamble Co.
4.70%, 2/15/19	1,226	1,264,430
Reynolds American, Inc.
7.25%, 6/01/13	1,520	1,604,880
7.625%, 6/01/16	1,490	1,547,437
Safeway, Inc.
6.50%, 3/01/11	82	86,961
7.25%, 2/01/31	2,010	2,359,895
Whirlpool Corp.
8.60%, 5/01/14	155	166,381
Wyeth
5.50%, 2/01/14	3,673	4,005,968

		30,801,217

Energy - 1.3%
Amerada Hess Corp.
7.875%, 10/01/29	98	113,371
Anadarko Petroleum Corp.
5.95%, 9/15/16	136	141,300
6.45%, 9/15/36	401	402,500
Apache Corp.
5.25%, 4/15/13	685	729,698
Baker Hughes, Inc.
6.50%, 11/15/13	610	681,822
Canadian Natural Resources Ltd.
5.15%, 2/01/13	435	449,577
Nabors Industries, Inc.
9.25%, 1/15/19	1,275	1,489,997
Noble Energy, Inc.
8.25%, 3/01/19	1,232	1,461,231
The Premcor Refining Group, Inc.
7.50%, 6/15/15	717	735,361
Weatherford International Ltd.
5.15%, 3/15/13	560	575,576
6.00%, 3/15/18	215	218,595

		6,999,028

Technology - 1.8%
Cisco Systems, Inc.
5.25%, 2/22/11	2,540	2,688,468
Computer Sciences Corp.
5.50%, 3/15/13	805	833,994
Dell, Inc.
5.625%, 4/15/14	765	825,821
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	1,847	2,031,227
Motorola, Inc.
6.50%, 9/01/25	855	628,271

7.50%, 5/15/25	30	23,980
7.625%, 11/15/10	28	28,586
Oracle Corp.
5.00%, 1/15/11	900	941,692
5.25%, 1/15/16	280	300,223
Xerox Corp.
7.625%, 6/15/13	60	62,454
8.25%, 5/15/14	1,250	1,361,963

		9,726,679

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	244	245,572

		117,754,420

Financial Institutions - 11.9%
Banking - 6.8%
American Express Co.
8.125%, 5/20/19	1,285	1,419,782
ANZ National International Ltd.
6.20%, 7/19/13 (a)	635	675,411
Bank of America Corp.
5.375%, 9/11/12	1,890	1,941,574
7.375%, 5/15/14	1,050	1,143,777
7.625%, 6/01/19	1,305	1,415,437
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11	100	105,708
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)	339	264,420
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17 (b)	525	341,250
The Bear Stearns Co., Inc.
5.55%, 1/22/17	315	315,496
5.70%, 11/15/14	1,655	1,767,929
7.625%, 12/07/09	838	857,030
Citigroup, Inc.
5.50%, 4/11/13	1,015	1,003,066
6.50%, 8/19/13	1,015	1,034,276
8.50%, 5/22/19	2,190	2,331,719
Compass Bank
5.50%, 4/01/20	1,774	1,447,955
Countrywide Financial Corp.
6.25%, 5/15/16	62	57,983
Series MTN
5.80%, 6/07/12	44	45,161
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	4	4,016

Credit Suisse USA, Inc.
5.50%, 8/15/13	464	497,894
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	1,315	1,355,009
7.35%, 10/01/09	63	63,715
7.50%, 2/15/19	2,125	2,488,702
Huntington National Bank
4.375%, 1/15/10	183	183,018
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	430	393,085
Marshall & Ilsley Bank
4.85%, 6/16/15	1,545	1,151,940
5.00%, 1/17/17	1,695	1,213,152
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	586	546,498
Morgan Stanley
6.60%, 4/01/12	855	909,877
Series MTN
5.625%, 1/09/12	1,310	1,363,876
6.625%, 4/01/18	1,345	1,431,453
National Capital Trust II
5.486%, 12/29/49 (a)(b)	372	247,380
National City Bank of Cleveland Ohio
6.25%, 3/15/11	1,515	1,545,892
Rabobank Nederland
11.00%, 6/30/19 (a)(b)	160	186,400
Regions Financial Corp.
6.375%, 5/15/12	1,510	1,390,182
SouthTrust Corp.
5.80%, 6/15/14	1,470	1,466,604
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	503	377,250
UFJ Finance Aruba AEC
6.75%, 7/15/13	172	185,576
Union Bank of California
5.95%, 5/11/16	1,580	1,477,287
Union Planters Corp.
7.75%, 3/01/11	1,002	974,185
Wachovia Corp.
Series MTN
5.50%, 5/01/13	1,445	1,514,312
Wells Fargo & Co.
4.20%, 1/15/10	457	462,099

		37,597,376

Finance - 1.5%
General Electric Capital Corp.
4.80%, 5/01/13	2,960	3,017,498
HSBC Finance Corp.
7.00%, 5/15/12	845	895,003
International Lease Finance Corp.
Series MTN
5.65%, 6/01/14	175	121,959
SLM Corp.
5.45%, 4/25/11	1,595	1,371,700
Series MTN
5.125%, 8/27/12	385	289,377
Series MTNA
5.375%, 1/15/13 - 5/15/14	3,400	2,411,937

		8,107,474

Insurance - 2.2%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	650	571,975
The Allstate Corp.
6.125%, 5/15/37 (b)	1,520	1,185,600
Assurant, Inc.
5.625%, 2/15/14	92	82,379
Genworth Financial, Inc.
Series MTN
6.515%, 5/22/18	1,395	924,129
Humana, Inc.
6.30%, 8/01/18	361	314,850
6.45%, 6/01/16	130	116,060
7.20%, 6/15/18	280	260,075
ING Capital Funding Trust III
8.439%, 12/31/10 (b)	825	565,125
ING Groep NV
5.775%, 12/08/15 (b)	275	173,250
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	167	140,989
Lincoln National Corp.
8.75%, 7/01/19	361	397,417
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	710	761,310
Principal Financial Group, Inc.
7.875%, 5/15/14	1,020	1,078,057
Prudential Financial, Inc.
6.20%, 1/15/15	145	149,012
7.375%, 6/15/19	110	116,563
Series MTN
5.15%, 1/15/13	905	894,679
UnitedHealth Group, Inc.
4.125%, 8/15/09	573	573,231

4.875%, 3/15/15	1,855	1,848,838
5.25%, 3/15/11	1,390	1,437,452
XL Capital Ltd.
5.25%, 9/15/14	824	742,032

		12,333,023

REITS - 1.4%
HCP, Inc.
Series MTN
5.95%, 9/15/11	1,550	1,542,176
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	845	747,502
8.125%, 5/01/11	1,450	1,494,770
Nationwide Health Properties, Inc.
6.50%, 7/15/11	1,515	1,468,818
Simon Property Group LP
5.00%, 3/01/12	1,490	1,508,190
5.625%, 8/15/14	1,169	1,154,040

		7,915,496

		65,953,369

Utility - 2.8%
Electric - 1.7%
Carolina Power & Light Co.
6.50%, 7/15/12	345	375,748
Exelon Corp.
6.75%, 5/01/11	280	297,256
FirstEnergy Corp.
Series B
6.45%, 11/15/11	2,835	3,024,148
Series C
7.375%, 11/15/31	279	306,854
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	162	175,417
Nisource Finance Corp.
6.80%, 1/15/19	1,465	1,453,415
7.875%, 11/15/10	154	161,085
Progress Energy, Inc.
7.10%, 3/01/11	2,324	2,471,816
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	176	203,955
The Southern Co.
Series A
5.30%, 1/15/12	468	498,328
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	283	292,520

Wisconsin Energy Corp.
6.25%, 5/15/67 (b)	140	109,200

		9,369,742

Natural Gas - 0.9%
Duke Energy Field Services Corp.
7.875%, 8/16/10	94	97,563
Energy Transfer Partners LP
6.70%, 7/01/18	1,205	1,288,161
7.50%, 7/01/38	1,365	1,567,493
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	157	167,346
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (b)	1,670	1,302,600
Williams Co., Inc.
7.875%, 9/01/21	808	878,700

		5,301,863

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	935	983,930

		15,655,535

Non Corporate Sectors - 0.8%
Agencies - Not Government Guaranteed - 0.8%
Gaz Capital SA
6.212%, 11/22/16 (a)	3,215	2,837,238
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	1,425	1,417,875

		4,255,113

Total Corporates - Investment Grades (cost $199,405,731)		203,618,437

MORTGAGE PASS-THRU’S - 19.8%
Agency Fixed Rate 30-Year - 15.9%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 11/01/35	2,292	2,308,311
5.50%, 1/01/35	2,427	2,523,311
Series 2007
4.50%, 1/01/37	13,161	13,253,396
5.50%, 7/01/35	341	355,437
Series 2008
5.50%, 4/01/38	1,874	1,942,615
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	366	376,064
5.50%, 4/01/33 - 7/01/33	3,180	3,309,889
Series 2004
5.50%, 4/01/34 - 11/01/34	1,611	1,676,156

6.00%, 9/01/34	594	626,759
Series 2005
4.50%, 8/01/35	1,134	1,144,179
5.50%, 2/01/35	1,185	1,233,695
Series 2006
5.00%, 2/01/36	1,052	1,079,848
5.50%, 4/01/36	3,067	3,188,098
6.00%, 2/01/36	4,040	4,261,158
Series 2007
4.50%, 9/01/35	839	849,163
5.00%, 11/01/35 - 7/01/36	12,214	12,536,644
5.50%, 8/01/37	9,855	10,257,296
6.50%, 8/01/37	6,494	6,954,418
Series 2008
6.00%, 3/01/37	11,682	12,294,059
Government National Mortgage Association
Series 1990
9.00%, 12/15/19	0	177
Series 1999
8.15%, 9/15/20	217	239,525
Series 2000
9.00%, 12/15/09	0	20
Series 2003
5.50%, 7/15/33	7,071	7,376,205

		87,786,423

Agency ARMS - 3.4%
Federal Home Loan Mortgage Corp.
Series 2006
3.997%, 3/01/34 (c)	606	620,947
5.911%, 1/01/37 (c)	366	385,685
Series 2007
5.868%, 3/01/37 (c)	4,497	4,746,779
5.873%, 1/01/37 (c)	4,521	4,762,931
Series 2009
4.776%, 4/01/36 (c)	3,765	3,925,969
Federal National Mortgage Association
Series 2007
4.727%, 3/01/34 (c)	3,202	3,324,064
4.998%, 8/01/37 (c)	1,158	1,213,015

		18,979,390

Agency Fixed Rate 15-Year - 0.5%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12	586	589,466

Series 2001
7.50%, 12/15/14	2,118	2,246,736

		2,836,202

Total Mortgage Pass-Thru’s (cost $104,698,626)		109,602,015

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3%
Non-Agency Fixed Rate CMBS - 16.3%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3
4.128%, 7/10/42	239	238,997
Series 2004-6, Class A2
4.161%, 12/10/42	398	397,409
Series 2006-5, Class A4
5.414%, 9/10/47	3,160	2,669,478
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	2,918	3,084,519
Series 2006-PW11, Class A2
5.408%, 3/11/39	2,965	3,017,327
Series 2007-PW18, Class A4
5.70%, 6/11/50	2,315	1,946,646
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.095%, 12/10/49	2,890	2,526,974
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	2,130	1,724,072
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	2,850	2,272,080
Series 2006-C5, Class A3
5.311%, 12/15/39	1,600	1,129,745
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	16	15,807
Series 2005-C1, Class A4
5.014%, 2/15/38	1,694	1,538,403
Series 2005-C5, Class A3
5.10%, 8/15/38	2,870	2,798,127
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	585	581,083
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	601	600,220
Series 2005-GG3, Class A4
4.799%, 8/10/42	710	683,078

Series 2005-GG5, Class AJ
5.301%, 4/10/37	775	508,267
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	363,841
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,820	1,546,340
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	375	347,545
Series 2006-GG6, Class A2
5.506%, 4/10/38	14,000	14,043,480
Series 2006-GG8, Class A2
5.479%, 11/10/39	14,000	14,077,356
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A2
4.851%, 8/15/42	515	516,145
Series 2005-LDP4, Class A2
4.79%, 10/15/42	325	325,205
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,455	1,260,163
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,335	2,142,220
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,810	1,683,200
Series 2006-CB17, Class A4
5.429%, 12/12/43	4,655	3,985,045
Series 2007-C1, Class A4
5.716%, 2/15/51	2,965	2,046,223
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.227%, 6/15/29	195	180,517
Series 2004-C8, Class A2
4.201%, 12/15/29	371	370,713
Series 2006-C6, Class A4
5.372%, 9/15/39	3,360	2,875,052
Series 2006-C7, Class A3
5.347%, 11/15/38	2,130	1,802,899
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.806%, 9/12/42	724	724,752
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46	220	211,152
Series 2007-9, Class A4
5.70%, 9/12/49	2,940	2,174,605

Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44		2,910	2,335,575
Series 2007-IQ15, Class A4
5.881%, 6/11/49		1,640	1,304,646
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.079%, 11/01/31 (a)(d)		42,435	807,160
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		2,885	2,404,954
Series 2007-C31, Class A4
5.509%, 4/15/47		2,925	2,229,762
Series 2007-C32, Class A2
5.736%, 6/15/49		2,835	2,748,858
Series 2007-C32, Class A3
5.741%, 6/15/49		2,435	1,702,854

Total Commercial Mortgage-Backed Securities (cost $98,623,005)			89,942,494

GOVERNMENTS - TREASURIES - 7.1%
Brazil - 1.1%
Republic of Brazil
12.50%, 1/05/16	BRL	10,295	6,207,624

Canada - 2.5%
Canadian Government Bond
3.75%, 6/01/19	CAD	14,620	13,900,027

Hungary - 0.5%
Hungary Government Bond
Series 12/C
6.00%, 10/24/12	HUF	559,330	2,789,060

United States - 3.0%
U.S. Treasury Bonds
3.75%, 11/15/18		$6,845	6,982,995
4.50%, 2/15/36		9,104	9,382,604

			16,365,599

Total Governments - Treasuries (cost $38,178,804)			39,262,310

CORPORATES - NON-INVESTMENT GRADES - 4.1%
Industrial - 2.9%
Basic - 0.9%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		110	45,100
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)		545	479,600
Stora Enso Oyj
7.375%, 5/15/11		1,475	1,422,679

United States Steel Corp.
5.65%, 6/01/13	1,575	1,495,337
6.05%, 6/01/17	1,625	1,505,122
Westvaco Corp.
8.20%, 1/15/30	85	80,970

		5,028,808

Capital Goods - 0.8%
Masco Corp.
6.125%, 10/03/16	1,715	1,532,172
Mohawk Industries, Inc.
6.875%, 1/15/16	1,555	1,441,602
Owens Corning, Inc.
6.50%, 12/01/16	955	894,761
Textron Financial Corp.
4.60%, 5/03/10	158	152,143
5.125%, 2/03/11	288	266,302
5.40%, 4/28/13	208	175,511

		4,462,491

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	105	106,837
Clear Channel Communications, Inc.
5.50%, 9/15/14	275	62,563
DirecTV Holdings LLC
6.375%, 6/15/15	100	95,750
Univision Communications, Inc.
12.00%, 7/01/14 (a)	131	139,515

		404,665

Communications - Telecommunications - 0.1%
Cricket Communications, Inc.
7.75%, 5/15/16 (a)	250	248,750
Qwest Communications International, Inc.
7.50%, 2/15/14	60	58,650
Series B
7.50%, 2/15/14	35	34,212

		341,612

Consumer Cyclical - Other - 0.8%
Centex Corp.
5.45%, 8/15/12	309	296,640
Sheraton Holding Corp.
7.375%, 11/15/15	1,269	1,199,205
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	1,505	1,437,275
7.875%, 5/01/12	1,430	1,430,000

		4,363,120

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17		203	181,431

Consumer Non-Cyclical - 0.1%
Bausch & Lomb, Inc.
9.875%, 11/01/15		490	488,775
HCA, Inc.
8.50%, 4/15/19 (a)		125	127,969

			616,744

Transportation - Airlines - 0.1%
UAL Pass Through Trust Series 2007-1
Series 071A
6.636%, 7/02/22		601	438,559

			15,837,430

Financial Institutions - 1.0%
Banking - 0.6%
ABN Amro Bank NV
4.31%, 3/10/16 (b)	EUR	340	252,575
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$415	352,750
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (b)	EUR	200	105,814
Dexia Credit Local
4.30%, 11/18/15 (b)		450	289,393
HBOS Capital Funding LP
4.939%, 5/23/16 (b)		84	47,890
HBOS Euro Finance LP
7.627%, 12/09/11 (b)		242	169,012
KBC Bank Funding Trust III
9.86%, 11/02/09 (a)(b)		$1,010	525,200
Lloyds Banking Group PLC
5.92%, 10/01/15 (a)(b)		700	266,000
6.267%, 11/14/16 (a)(b)		1,495	627,900
6.657%, 5/21/37 (a)(b)		1,300	533,000
RBS Capital Trust III
5.512%, 9/30/14 (b)		358	139,620
Zions Bancorp
5.50%, 11/16/15		170	111,718

			3,420,872

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (e)		1,476	254,610
Series MTN
5.00%, 1/14/11 (e)		520	89,700
6.20%, 9/26/14 (e)		615	106,088

Series MTNG
4.80%, 3/13/14 (e)	79	13,627

		464,025

Finance - 0.3%
CIT Group, Inc.
5.85%, 9/15/16	1,520	802,600
7.625%, 11/30/12	1,285	700,914
Series MTN
5.125%, 9/30/14	315	169,704

		1,673,218

Insurance - 0.0%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	165	110,550

REITS - 0.0%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	70	64,925

		5,733,590

Utility - 0.2%
Electric - 0.2%
Dynegy Holdings, Inc.
8.375%, 5/01/16	645	561,150
Edison Mission Energy
7.00%, 5/15/17	100	79,625
NRG Energy, Inc.
7.25%, 2/01/14	120	117,900
7.375%, 2/01/16	90	87,075

		845,750

Total Corporates - Non-Investment Grades (cost $26,687,072)		22,416,770

BANK LOANS - 2.6%
Industrial - 2.2%
Basic - 0.3%
Georgia-Pacific LLC
2.30%-2.65%, 12/21/12 (c)	257	248,398
3.55%-3.90%, 12/23/14 (c)	142	138,713
Hexion Specialty Chemicals, Inc.
2.88%, 5/05/13 (c)	108	80,129
John Maneely Co.
3.54%-3.76%, 12/09/13 (c)	499	389,848
Newpage Corp.
4.06%, 12/22/14 (c)	366	318,824
Univar Corp. Opco
3.29%, 10/10/14 (c)	473	420,734

		1,596,646

Capital Goods - 0.1%
Building Material Holdings
3.06%, 2/22/14 (c)	491	439,551

Sequa Corp.
3.65%-3.88%, 12/03/14 (c)	278	231,221

		670,772

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.79%, 7/03/14 (c)	485	414,906
Cequel Communications LLC (Cebridge)
2.30%-4.25%, 11/05/13 (c)	491	467,108
Nielsen Finance LLC
2.30%, 8/09/13 (c)	292	269,532
4.05%, 5/01/16 (c)	159	151,295
Univision Communications, Inc.
2.54%, 9/29/14 (c)	500	402,220

		1,705,061

Communications - Telecommunications - 0.1%
Telesat Canada
3.29%, 10/31/14 (c)	739	710,952

Consumer Cyclical - Other - 0.2%
Hanesbrands, Inc.
5.04%-5.25%, 9/05/13 (c)	348	350,110
Harrah’s Operating Co., Inc.
3.50%, 1/28/15 (c)	434	347,804
Las Vegas Sands LLC
2.09%, 5/23/14 (c)	394	308,965

		1,006,879

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory
5/28/13 (f)	286	233,334
Neiman Marcus Group, Inc.
2.30%-2.63%, 4/06/13 (c)	600	493,332

		726,666

Consumer Non-Cyclical - 0.5%
Aramark Corp.
2.25%, 1/26/14 (c)	5	4,745
2.47%, 1/26/14 (c)	79	74,691
CHS/Community Health Systems, Inc.
2.54%-2.92%, 7/25/14 (c)	702	658,858
HCA, Inc.
2.85%, 11/18/13 (c)	845	793,017
Health Management Associates, Inc.
2.35%, 2/28/14 (c)	691	643,633
Mylan Inc.
3.56%-3.88%, 10/02/14 (c)	340	329,053
Talecris Biotherapeutics Holdings Corp.
4.42%, 12/06/13 (c)	499	470,045

		2,974,042

Energy - 0.1%
Infrastrux Group, Inc.
4.54%, 11/03/12 (c)(g)	486	427,322

Services - 0.1%
Travelport LLC
2.79%, 8/23/13 (c)	737	619,154

Technology - 0.3%
First Data Corp.
3.04%, 9/24/14 (c)	983	832,256
Sungard Data Systems, Inc.
2.05%-2.72%, 2/28/14 (c)	25	23,750
3.99%-4.60%, 2/28/16 (c)	712	682,004

		1,538,010

Transportation - Airlines - 0.1%
Delta Airlines
3.55%, 4/30/14 (c)(f)	400	276,236

		12,251,740

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc.
3.13%, 11/01/13 (c)	685	621,761
5.13%, 5/01/14 (c)	852	630,288
Texas Competitive Electric Holdings Company LLC
3.79%-3.80%, 10/10/14 (c)	485	373,256

		1,625,305

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
1/20/12 (f)	330	342,953

Insurance - 0.0%
Asurion Corp.
3.29%-4.02%, 7/03/14 (c)	250	240,520

		583,473

Total Bank Loans (cost $15,549,036)		14,460,518

INFLATION-LINKED SECURITIES - 2.4%
United States - 2.4%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $13,173,551)	12,463	13,159,655

AGENCIES - 1.9%
Agency Debentures - 1.9%
Federal National Mortgage Association
6.25%, 5/15/29 (cost $11,100,892)	8,610	10,293,797

CMOS - 1.7%
Non-Agency ARMS - 0.9%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.645%, 1/25/47 (b)	2,244	1,157,849
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.123%, 5/25/35 (b)	2,640	2,184,018
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	581	393,000
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.127%, 6/26/35 (a)	331	315,597
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.841%, 5/25/36 (b)	1,718	863,075

		4,913,539

Non-Agency Fixed Rate - 0.4%
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.054%, 7/25/36	1,843	923,170
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32	2,504	947,870
Series 2003-6A, Class B3
4.738%, 3/25/33	995	154,575

		2,025,615

Non-Agency Floating Rate - 0.3%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
2.21%, 12/25/35 (c)	176	89,538
Series 2006-OA14, Class 3A1
2.06%, 11/25/46 (c)	2,567	1,027,145
Series 2007-OA3, Class M1
0.595%, 4/25/47 (c)	180	1,605
Greenpoint Mortgage Funding Trust
Series 2005-AR5, Class M2
0.935%, 11/25/45 (c)	995	11,581
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
1.91%, 2/25/47 (c)	2,127	816,015

		1,945,884

Agency Floating Rate - 0.1%
Government National Mortgage Association
Series 2006-39, Class IO
0.952%, 7/16/46 (d)	22,610	621,779

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.623%, 5/28/35	65	58,852

Total CMOs (cost $20,067,974)		9,565,669

GOVERNMENTS - SOVEREIGN BONDS - 1.4%
Peru - 0.5%
Republic of Peru
8.375%, 5/03/16	730	854,100
9.875%, 2/06/15	1,575	1,937,250

		2,791,350

Poland - 0.5%
Poland Government International Bond
6.375%, 7/15/19	2,355	2,475,529

Russia - 0.4%
Russian Federation
7.50%, 3/31/30 (a)	2,322	2,347,785

Total Governments - Sovereign Bonds (cost $7,407,770)		7,614,664

QUASI-SOVEREIGNS - 0.8%
Russia - 0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	1,565	1,424,150
7.75%, 5/29/18 (a)	3,025	2,994,750

Total Quasi-Sovereigns (cost $4,502,665)		4,418,900

ASSET-BACKED SECURITIES - 0.6%
Other ABS - Fixed Rate - 0.3%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,495	1,382,561

Home Equity Loans - Floating Rate - 0.2%
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
0.455%, 12/25/35 (c)	6	5,753
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.549%, 1/20/35 (c)	169	134,003
Series 2007-1, Class M1
0.669%, 3/20/36 (c)	1,250	461,191
Series 2007-2, Class M1
0.599%, 7/20/36 (c)	600	173,900
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.675%, 1/25/36 (c)	205	38,800

Lehman XS Trust
Series 2005-5N, Class M2
0.935%, 11/25/35 (c)	1,000	7,757
Series 2006-18N, Class M2
0.695%, 12/25/36 (c)	3,002	21,108
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.415%, 4/25/37 (c)	385	248,554
RAAC Series
Series 2006-SP3, Class A1
0.365%, 8/25/36 (c)	30	28,622
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.455%, 3/25/35 (c)	17	16,485

		1,136,173

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.439%, 12/25/32	139	88,898
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	127	90,975
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	516	111,009
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	312	276,801
Series 2005-CB7, Class AF2
5.147%, 11/25/35	4	3,607
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (h)(i)	18	484
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	7	7,013

		578,787

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.385%, 2/25/47 (a)(c)	800	24,000

Total Asset-Backed Securities (cost $10,067,125)		3,121,521

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
United Kingdom - 0.5%
The Royal Bank of Scotland PLC
2.625%, 5/11/12 (a) (cost $2,779,768)	2,780	2,807,911

SUPRANATIONALS - 0.3%
European Investment Bank
5.125%, 5/30/17 (cost $1,530,622)	1,490	1,611,812

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (a) (cost $463,339)	465	485,925

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (b)	22,200	29,082
Federal National Mortgage Association
8.25% (b)	32,900	61,194

Total Preferred Stocks (cost $1,377,500)		90,276

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (j) (cost $10,441,017)	10,441,017	10,441,017

Total Investments - 98.3% (cost $566,054,947) (k)		542,913,691
Other assets less liabilities - 1.7%		9,552,616

Net Assets - 100.0%		$552,466,307

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$9,000	9/17/13	3 Month LIBOR	3.550%	$451,016

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30yr Futures	23	September 2009	$2,726,990	$2,737,000	$10,010
U.S. T-Note 2yr Futures	66	September 2009	14,296,368	14,294,156	(2,212)
U.S. T-Note 5yr Futures	152	September 2009	17,378,204	17,538,187	159,983

					$167,781

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/10/09	6,756	$5,512,682	$5,648,000	$135,318
Australian Dollar settling 8/10/09	3,082	2,411,153	2,576,820	165,667
Australian Dollar settling 8/10/09	3,437	2,724,091	2,873,101	149,010
Australian Dollar settling 8/10/09	3,176	2,501,975	2,655,653	153,678
Australian Dollar settling 8/10/09	986	777,612	824,506	46,894
British Pound settling 8/25/09	1,354	2,193,157	2,262,212	69,055
New Zealand Dollar settling 9/23/09	8,339	5,350,774	5,504,471	153,697
Norwegian Krone settling 8/06/09	98,955	15,927,346	16,143,353	216,007
Norwegian Krone settling 8/06/09	6,235	948,316	1,017,167	68,851
South Korean Won settling 8/19/09	3,496,680	2,756,982	2,846,659	89,677
South Korean Won settling 8/19/09	3,372,288	2,629,157	2,745,391	116,234
Sale Contracts:
British Pound settling 8/25/09	1,354	2,217,182	2,262,212	(45,030)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Canadian Dollar settling 8/21/09	5,813	$5,152,652	$5,396,437	$(243,785)
Canadian Dollar settling 8/21/09	15,277	13,367,265	14,181,997	(814,732)
Canadian Dollar settling 8/21/09	6,034	5,480,096	5,601,811	(121,715)
Euro settling 9/10/09	420	583,940	598,634	(14,694)
Euro settling 9/10/09	225	316,836	320,714	(3,878)
Japanese Yen settling 8/19/09	261,297	2,756,981	2,761,775	(4,794)
Japanese Yen settling 8/19/09	246,693	2,629,157	2,607,412	21,745
Norwegian Krone settling 8/06/09	4,122	648,674	672,403	(23,729)
Swiss Franc settling 10/01/09	16,421	15,313,915	15,374,116	(60,201)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate market value of these securities amounted to $23,098,239 or 4.2% of net assets.

(b)	Variable rate coupon, rate shown as of July 31, 2009.

(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2009.

(d)	IO - Interest Only

(e)	Security is in default and is non-income producing.

(f)	This position or a portion of this position represents an unsettled loan purchase. At July 31, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $749,032 and $23,606, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(g)	Pay-In-Kind Payments (PIK).

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of July 31, 2009, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A 9.97%, 3/25/37	4/4/2007	$17,607	$484	0.0%

(i)	Fair valued.

(j)	Investment in affiliated money market mutual fund.

(k)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,354,750 and gross unrealized depreciation of investments was $(40,495,556), resulting in net unrealized depreciation of $(23,140,806).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2009, the fund’s total exposure to subprime investments was 1.27% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

An amount equivalent to U.S. $278,400 has been segregated to collateralize margin requirements for the open future contracts at July 31, 2009.

Currency Abbreviations:

BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro Dollar
HUF	- Hungarian Forint

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
LIBOR	- London Interbank Offered Rates
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust
TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$—	$198,687,913	$4,930,524	$203,618,437
Mortgage Pass-Thru’s	—	109,602,015	—	109,602,015
Commercial Mortgage-Backed Securities	—	89,942,494	—	89,942,494
Governments - Treasuries	—	33,054,686	6,207,624	39,262,310
Corporates - Non-Investment Grades	—	21,370,642	1,046,128	22,416,770
Bank Loans	—	—	14,460,518	14,460,518
Inflation-Linked Securities	—	13,159,655	—	13,159,655
Agencies	—	10,293,797		10,293,797
CMOs	—	680,631	8,885,038	9,565,669
Governments - Sovereign Bonds	—	5,139,135	2,475,529	7,614,664
Quasi - Sovereigns	—	—	4,418,900	4,418,900
Asset-Backed Securities	—	—	3,121,521	3,121,521
Governments - Sovereign Agencies	—	2,807,911	—	2,807,911
Supranationals	—	1,611,812		1,611,812
Emerging Markets - Corporate Bonds	—	485,925	—	485,925
Preferred Stocks	—	90,276		90,276
Short-Term Investments	10,441,017	—	—	10,441,017

Total Investments in Securities	10,441,017	486,926,892	45,545,782	542,913,691
Other Financial Instruments*	—	672,072	—	672,072

	$10,441,017	$487,598,964	$45,545,782	$543,585,763

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Governments - Treasuries	Corporates - Non Investment Grades	Bank Loans
Balance as of 10/31/08	$585,203	$—	$658,878	$21,904,070
Accrued discounts /premiums	6,281	(11,391)	535	181,866
Realized gain (loss)	—	—	541	(4,327,470)
Change in unrealized appreciation/depreciation	1,178,462	255,202	345,628	5,965,271
Net purchases (sales)	1,263,728	5,963,813	93,746	(9,263,219)
Net transfers in and/or out of Level 3	1,896,850	—	(53,200)	—

Balance as of 7/31/09	$4,930,524	$6,207,624	$1,046,128	$14,460,518

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$1,178,462	$255,202	$345,628	$2,818,474

	CMOs	Governments - Sovereign Bonds	Quasi - Sovereigns	Asset-Backed Securities
Balance as of 10/31/08	$16,472,761	$—	$836,023	$4,390,994
Accrued discounts /premiums	(372)	(14)	6,280	299
Realized gain (loss)	(1,934,776)	—	—	(478,315)
Change in unrealized appreciation/depreciation	1,332,989	118,620	1,670,847	(296,742)
Net purchases (sales)	(6,985,564)	2,356,923	—	(494,715)
Net transfers in and/or out of Level 3	—	—	1,905,750	—

Balance as of 7/31/09	$8,885,038	$2,475,529	$4,418,900	$3,121,521

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$(205,334)	$118,620	$1,670,847	$(775,490)

	Other Financial Instruments	Total
Balance as of 10/31/08	$(514,518)	$44,333,411
Accrued discounts /premiums	—	183,484
Realized gain (loss)	2,461,668	(4,278,352)
Change in unrealized appreciation/depreciation	411,785	10,982,062
Net purchases (sales)	(2,461,668)	(9,526,956)
Net transfers in and/or out of Level 3	102,733	3,852,133

Balance as of 7/31/09	$—	$45,545,782

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$—	$5,406,409

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009